UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Tortoise Energy Infrastructure Corporation
SCHEDULE OF INVESTMENTS (Unaudited)
	February 29, 2012
	Shares	Fair Value
Master Limited Partnerships and Related Companies - 169.2% (1)
Crude/Refined Products Pipelines - 68.8% (1)
United States - 68.8% (1)
Buckeye Partners, L.P.	1,615,819	$96,625,976
Enbridge Energy Partners, L.P.	2,311,900	75,252,345
Holly Energy Partners, L.P.	616,000	37,717,680
Kinder Morgan Management, LLC (2)	1,129,778	90,574,327
Magellan Midstream Partners, L.P.	1,680,967	122,996,355
NuStar Energy L.P.	854,300	51,941,440
Oiltanking Partners, L.P.	418,500	13,559,400
Plains All American Pipeline, L.P.	1,173,658	97,061,517
Sunoco Logistics Partners L.P.	2,739,063	106,960,410
Tesoro Logistics LP	410,423	14,980,440
		707,669,890
Natural Gas/Natural Gas Liquids Pipelines - 74.8% (1)
United States - 74.8% (1)
Boardwalk Pipeline Partners, LP	2,911,825	79,114,285
El Paso Pipeline Partners, L.P.	2,513,790	92,180,679
Energy Transfer Equity, L.P.	825,017	35,879,989
Energy Transfer Partners, L.P.	1,759,295	83,390,583
Enterprise Products Partners L.P.	2,443,400	126,763,592
Inergy Midstream, L.P.	412,100	8,732,399
ONEOK Partners, L.P.	1,665,930	96,957,126
PAA Natural Gas Storage, L.P.	175,682	3,373,094
Regency Energy Partners LP	2,681,427	71,057,816
Spectra Energy Partners, LP	907,627	29,942,615
TC PipeLines, LP	938,185	43,569,311
Williams Partners L.P.	1,590,955	98,973,311
		769,934,800
Natural Gas Gathering/Processing - 24.3% (1)
United States - 24.3% (1)
Chesapeake Midstream Partners, L.P.	1,128,000	32,215,680
Copano Energy, L.L.C.	885,900	32,937,762
Crestwood Midstream Partners LP (2)	654,413	18,873,271
DCP Midstream Partners, LP	704,448	34,306,618
MarkWest Energy Partners, L.P.	618,609	36,999,004
Targa Resources Partners LP	1,110,119	47,235,564
Western Gas Partners LP	1,043,962	47,803,020
		250,370,919
Propane Distribution - 1.3% (1)
United States - 1.3% (1)
Inergy, L.P.	746,518	13,034,204

Total Master Limited Partnerships and Related Companies (Cost $905,541,998)		1,741,009,813

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.21% (3) (Cost $135,640)	135,640	135,640

Total Investments - 169.2% (1) (Cost $905,677,638)		1,741,145,453

Other Assets and Liabilities - (43.1%) (1)		(443,896,404)
Long-Term Debt Obligations - (19.0%) (1)		(194,975,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (7.1%) (1)		(73,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$1,029,274,049

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Security distributions are paid-in-kind.
(3) Rate indicated is the current yield as of February 29, 2012.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

    Level 1 – quoted prices in active markets for identical investments
    Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
    Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of February 29, 2012.  These assets are measured on a recurring basis.

	Fair Value at
Description	February 29, 2012	Level 1	Level 2	Level 3
Equity Securities:
Master Limited Partnerships and Related Companies(a)	$1,741,009,813	$1,741,009,813	$-	$-
Other:
Short-Term Investment(b)	135,640	135,640	-	-
Total	$1,741,145,453	$1,741,145,453	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 29, 2012.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels during the period from December 1, 2011 through February 29, 2012.

As of February 29, 2012, the aggregate cost of securities for federal income tax purposes was $703,937,133.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $1,037,306,928, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $98,608 and the net unrealized appreciation was $1,037,208,320.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Infrastructure Corporation

Date: April 25, 2012	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Infrastructure Corporation

Date: April 25, 2012	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Energy Infrastructure Corporation

Date: April 25, 2012	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer